Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2025
Financial Instruments [Abstract]
Schedule of Financial Assets

Financial assets

	2025	2024
	US$	US$
Financial asset designated at fair value through other comprehensive income	544,000	600,000
Financial assets at amortized costs	50,811,553	56,884,196
	51,355,553	57,484,196

Schedule of Financial Liabilities

Financial liabilities

	2025	2024
	US$	US$
Financial liabilities at fair value through profit or loss	1,130,168	1,392,997
Financial liabilities at amortized costs	31,985,951	27,403,211
	33,116,119	28,796,208

Schedule of Exchange Rates	As HK$ is pegged to US$, the directors of the Company anticipate that there will be no significant movements in the US$/HK$ exchange rates and the exposure on US$ will not be material.
	2025		2024
	Increase/	Increase/	Increase/	Increase/
	(decrease) in	(decrease)	(decrease) in	(decrease)
	foreign	in loss	foreign	in loss
	exchange rate	after tax	exchange rate	after tax
		US$		US$
SGD	3%	(3,286,806)	3%	(1,527,154)
	(3)%	3,286,806	(3)%	1,527,154
TWD	3%	(525,420)	3%	(500,404)
	(3)%	525,420	(3)%	500,404
MYR	3%	(409,381)	3%	(196,365)
	(3)%	409,381	(3)%	196,365
PHP	3%	(614,130)	3%	(635,994)
	(3)%	614,130	(3)%	635,994
THB	3%	(331,282)	3%	(328,388)
	(3)%	331,282	(3)%	328,388
IDR	3%	(182,744)	3%	(183,444)
	(3)%	182,744	(3)%	183,444

Schedule of Gross Carrying Amounts for Financial Assets

The tables below show the credit quality and the maximum exposure to credit risk based on the Group’s credit policy, which is mainly based on past due information unless other information is available without undue cost or effort, and year-end staging classification as at December 31. The amounts presented are gross carrying amounts for financial assets.

	12-month ECLs	Lifetime ECLs
				Simplified
	Stage 1	Stage 2	Stage 3	approach	Total
	US$	US$	US$	US$	US$
December 31, 2025
Accounts receivable*	-	-	-	18,864,241	18,864,241
Contract assets*	-	-	-	17,898,042	17,898,042
Financial assets included in deposits and other receivables
- Normal**	695,539	-	-	-	695,539
Pledged bank deposits
- Low	185,146	-	-	-	185,146
Cash and cash equivalents
- Low	31,185,296	-	-	-	31,185,296
	32,065,981	-	-	36,762,283	68,828,264
December 31, 2024
Accounts receivable*	-	-	-	13,644,371	13,644,371
Contract assets*	-	-	-	11,825,444	11,825,444
Financial assets included in deposits and other receivables
- Normal**	639,444	-	-	-	639,444
Pledged bank deposits
- Low	185,336	-	-	-	185,336
Cash and cash equivalents
- Low	42,521,520	-	-	-	42,521,520
	43,346,300	-	-	25,469,815	68,816,115

*	For accounts receivable and contract assets to which the Group applies the simplified approach for impairment, information is disclosed in notes 14 and 15 to the financial statements.

**	The credit quality of financial assets included in deposits and other receivables is considered to be “normal” when it is not past due and there is no information indicating that the financials had a significant increase in credit risk since initial recognition. Otherwise, the credit quality of the financial assets is considered to be “doubtful”.

Schedule of Financial Liabilities

The following table details the Group’s remaining contractual maturity for its financial liabilities. The tables have been drawn up based on the undiscounted cashflows of financial liabilities based on the earliest date on which the Group can be required to pay. The table includes both interest and principal cash flows.

	Weighted
	average
	interest	Less than	1 - 5	Undiscounted	Carrying
	rate	1 year	years	cash flows	amount
	%	US$	US$	US$	US$
As at December 31, 2025
Account and other payables	-	31,985,951	-	31,985,951	31,985,951
Lease liabilities	6.04	735,426	252,658	988,084	941,964
		32,721,377	252,658	32,974,035	32,927,915

	Weighted
	average
	interest	Less than	1 - 5	Undiscounted	Carrying
	rate	1 year	years	cash flows	amount
	%	US$	US$	US$	US$
As at December 31, 2024
Account and other payables	-	27,403,211	-	27,403,211	27,403,211
Lease liabilities	5.89	469,930	304,338	774,268	735,550
		27,873,141	304,338	28,177,479	28,438,761